REVENUE AND EXPENSES (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Disclosure of revenue [text block]
Thousands

of U.S. dollars

2021
EMEA Americas Brazil
Others

and
Elimination
Total
Sales to other

companies
129,121 427,502 428,418 - 985,041
Sales to Telefónica

Group
120,964 203,828 139,392 - 464,184
Sales to other

group companies
(*)
- 2,595 972 (3,567) -
Total

Revenue
250,085 633,925 568,782 (3,567) 1,449,225
(*) Includes the allocated revenue

among

the operating

segments.
22)

REVENUE

a) Revenue

from contracts

with customers
The group derives revenue

from the transfer

of services over time in

the following line and geographical

regions net

of applicable revenue
taxes:

Thousands

of U.S. dollars

2020
EMEA Americas Brazil
Others

and
Elimination
Total
Sales to other

companies
113,864 381,133 466,701 - 961,698
Sales to Telefónica

Group
120,798 195,804 133,962 - 450,564
Sales to other

group companies(*)
- 5,101 8,732 (13,833) -
Total

Revenue
234,662 582,038 609,395 (13,833) 1,412,262
(*) Includes the allocated revenue

among

the operating

segments.

Thousands

of U.S. dollars

2019
EMEA Americas Brazil
Others

and
Elimination
Total
Sales to other

companies
98,568 403,282 598,297 - 1,100,147
Sales to Telefónica

Group
134,241 245,909 226,989 - 607,139
Sales to other

group companies
(*)
- 10,923 2,022 (12,945) -
Total

Revenue
232,809
660,11

4
827,308 (12,945) 1,707,286
(*) Includes the allocated revenue

among

the operating

segments.